                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                  617-954-5000





                                        April 30, 1999


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         Re: High Yield Variable Account (File No. 2-79142) (the "Variable Account")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Variable Account as certification that the Prospectus and Statement of Additional Information for the Variable Account do not differ from those contained in Post-Effective Amendment No. 27 (the "Amendment") to the Variable Account's Registration Statement on Form N-1A. The Amendment was filed electrically on April 28, 2000.

         Please call the undersigned or Karen M. Ray at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn